Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Right-of-Use Assets
Right-of-use assets

	2021
	Warehouse	Cranes	Courtyards	Major vessel maintenance	Corporate building	Total
Gross carrying amount
Balance 1 January 2021	$287,641	$11,722	$60,035	$22,135	$92,170	$473,703
Additions	58,454	-	11,362	-	-	69,816
Disposals	-	-	-	-	-	-
Balance at 31 December 2021	346,095	11,722	71,397	22,135	92,170	543,519

Depreciation
Balance 1 January 2021	83,036	7,157	22,495	4,150	2,633	119,471
Disposals	-	-	-	-	-	-
Depreciation	55,673	4,111	10,964	5,534	10,534	86,816
Balance 31 December 2021	138,709	11,268	33,459	9,684	13,167	206,287
Carrying amount 31 December 2021	$207,386	$454	$37,938	$12,451	$79,003	$337,232

	2020
	Warehouse	Cranes	Courtyards	Major vessel maintenance	Corporate building		Total
Gross carrying amount
Balance 1 January 2020	$83,968	$3,112	$60,035	$10,834	$513,735		$671,684
Additions	216,548	8,610	-	22,135	92,170		339,463
Disposals	12,875	-	-	10,834	513,735	(a)	537,444
Balance at 31 December 2020	287,641	11,722	60,035	22,135	92,170		473,703

Depreciation
Balance 1 January 2020	40,212	2,197	10,794	8,667	49,715		111,585
Disposals	1,884	-	-	10,834	62,146		74,864
Depreciation	44,708	4,960	11,701	6,317	15,064		82,750
Balance 31 December 2020	83,036	7,157	22,495	4,150	2,633		119,471
Carrying amount 31 December 2020	$204,605	$4,565	$37,540	$17,985	$89,537		$354,232

(a)
It corresponds to the cancellation of the rental agreement of the former corporate headquarters located on Av. De la Cuspide, which generates an effect on profit or loss in the amount of $113,469, which is presented in the caption of other (expenses) income (See note 19). In accordance with the agreement, the Company is bound to pay an amount of 158 thousand dollars monthly for 4 years, which will be conditioned to the rent or sale by the lessor of the real property. As of the date of issuance of the accompanying financial statements, these offices have not been rented or sold.

Lease Information
As of December 31, 2021 and December 31, 2020, the information on leases is summarized below:

	2021
	Short-term	Long-term
Payable in Mexican pesos
Warehouse	$89,694	$179,292
Cranes	1,248	-
Courtyards	11,482	30,033
Major vessel maintenance	6,404	7,683

Payable in US dollars
Corporate building	12,550	71,489
	$121,378	$288,497

	2020
	Short-term	Long-term
Payable in Mexican pesos
Warehouse	$33,916	$174,894
Cranes	4,272	488
Courtyards	8,260	33,030
Major vessel maintenance	6,490	13,214

Payable in US dollars
Corporate building	5,307	75,642
	$58,245	$297,268

Leasing Activities by Type of Right-of-Use Asset
The table below describes the nature of Grupo TMM’s leasing activities by type of right-of-use asset recognized in the consolidated statement of financial position:

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term (years)	No. of leases with extension options	No. of leases with purchase option	No. of leases with variable payments linked to an index	No. of leases with termination options
Corporate headquarters	1	7	-	-	1	-
Warehouse	7	3 - 4	2	-	7	-
Courtyards	5	1 – 4	5	-	5	-
Cranes	1	1	-	-	-	-
Major vessel maintenance	1	2	-	-	-	-

Minimum Future Lease Payments
Lease liabilities are secured with related underlying assets. Future minimum lease payments at 31 December 2021 and 2020 were as follows:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance at December 31, 2021
Lease payments	$184,703	$213,311	$102,716	$39,833	$540,563
Financial charges	(63,325)	(48,820)	(13,581)	(4,962)	(130,688)
Present values, net	$121,378	$164,491	$89,135	$34,871	$409,875

Balance at December 31, 2020
Lease payments	$95,914	$178,415	$152,179	$54,620	$481,128
Financial charges	(37,669)	(55,149)	(23,783)	(9,014)	(125,615)
Present values, net	$58,245	$123,266	$128,396	$45,606	$355,513

Expense Relating to Payments not Included in Measurement of Lease Liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	2021	2020
Short-term leases (a)	$558,178	$307,643
Leases of low-value assets	7,193	4,820
	$565,371	$312,463

(a)	Corresponds to the leasing of parcel and bulk carrier vessels.